Investment Strategy - MFS Global Real Estate Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.